Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents		$ 602,155	$ 688,040	$ 619,051	$ 457,292
Liabilities:
Short-term borrowings		112,489	117,850
Short-term borrowings from related parties		73,048	3,973
Noncontrolling interests subject to put provisions		641,021	523,260
Notional amount of foreign currency cash flow hedge derivatives		265,640	611,488
Notional amount of interest rate derivatives		1,380,878	1,574,667
Amount estimated to be transferred in the future from accumulated OCI into earnings	1,680
The time period estimated for the anticipated transfer of interest expense into earnings		12 months
Derivative assets subject to master netting agreements		16,181	32,044
Derivative liabilities subject to master netting agreements		9,928	19,193
Derivative net assets subject to master netting agreements		11,242	20,773
Derivative net liabiltiies subject to master netting agreements		4,989	7,922
Euro Notes [Member]
Liabilities:
Senior Long Term Notes		45,579	51,951
Senior Notes [Member]
Liabilities:
Senior Long Term Notes		4,786,706	4,743,442
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents		602,155	688,040
Accounts receivable		3,143,172	3,157,233
Long-term notes receivable		165,648	0
Liabilities:
Accounts Payable		615,657	745,644
Short-term borrowings		185,537	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes		542,385	721,928
Senior Credit Agreement		2,869,194	2,659,340
Noncontrolling interests subject to put provisions		641,021	523,260
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes		45,579	51,951
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes		4,786,706	4,743,442
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents		602,155	688,040
Accounts receivable		3,143,172	3,157,233
Long-term notes receivable		172,244	0
Liabilities:
Accounts Payable		615,657	745,644
Short-term borrowings		185,537	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes		542,385	721,928
Senior Credit Agreement		2,859,632	2,652,840
Noncontrolling interests subject to put provisions		641,021	523,260
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes		46,236	54,574
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes		$ 5,160,957	$ 5,296,325